Trade and other payables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Trade and other payables
Schedule of trade and other payables

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Trade payables	5,207	1,265
Accrued expenses	3,994	4,280
Other payables	210	79
	9,411	5,624

	June 30,
	2023	2022

	(In thousands of US Dollars)
Trade payables	1,264	1,041
Accrued expenses	4,280	137
Advance received for procurement	—	366
Other payables	78	—
	5,622	1,544